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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]: Amendment Number: ______

         This Amendment (Check only one): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD  20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Anil Madhok
Title:   Managing Director - Investment Chief Operating Officer
Phone:   (301) 215-8500

Signature, Place, and Date of Signing:

  Anil Madhok                Chevy Chase, Maryland              9/10/04
----------------             ---------------------            -----------
  [Signature]                    [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              63

Form 13F Information Table Value Total:              1,355,481,990.15

List of Other Included Managers:

        None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
     FORM 13F INFORMATION TABLE
     COLUMN 1           COLUMN 2      COLUMN 3        COLUMN 4              COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
                        ------------------------------------------------------------------------------------------------------------
                                                       MARKET        SHRS OR    SH/    PUT/  INVSTMT    OTHER      VOTING AUTHORITY
------------------------
  NAME OF ISSUER        TITLE OF       CUSIP           VALUE         PRN AMT    PRN    CALL  DSCRETN   MANAGERS   SOLE  SHARED  NONE
                         CLASS
------------------------------------------------------------------------------------------------------------------------------------
ACE LTD (NEW)           ORD          G0070K103      22,834,200.00     570,000   SH     N/A    SOLE       N/A       X     N/A    N/A
ADOLOR CORP             COMMON       00724X102         210,938.00      18,750   SH     N/A    SOLE       N/A       X     N/A    N/A
ADVANCIS                COMMON       00764L109       1,787,289.00     228,897   SH     N/A    SOLE       N/A       X     N/A    N/A
PHARMACEUTICAL CORP
ALLSTATE CORP           COMMON       020002101      21,595,500.00     450,000   SH     N/A    SOLE       N/A       X     N/A    N/A
ALLTEL CORP             COMMON       020039103      21,964,000.00     400,000   SH     N/A    SOLE       N/A       X     N/A    N/A
AMERICAN                COMMON       026874107      27,196,000.00     400,000   SH     N/A    SOLE       N/A       X     N/A    N/A
INTERNATIONAL GROUP
ANADARKO                COMMON       032511107      18,249,000.00     275,000   SH     N/A    SOLE       N/A       X     N/A    N/A
PETROLEUM CORPORATION
APACHE CORPORATION      COMMON       037411105      15,534,100.00     310,000   SH     N/A    SOLE       N/A       X     N/A    N/A
APPLIED MATERIALS       COMMON       038222105      25,559,500.00   1,550,000   SH     N/A    SOLE       N/A       X     N/A    N/A
INC
AUTOMATIC DATA          COMMON       053015103      23,139,200.00     560,000   SH     N/A    SOLE       N/A       X     N/A    N/A
PROCESSING
BIOTECH HOLDRS          DEPOSTRY     09067D201      14,450,000.00     100,000   SH     N/A    SOLE       N/A       X     N/A    N/A
TRUST                   RCPTS
BLACK & DECKER          COMMON       091797100      24,780,800.00     320,000   SH     N/A    SOLE       N/A       X     N/A    N/A
CORPORATION
CANADIAN NATIONAL       COMMON       136375102      24,250,000.00     500,000   SH     N/A    SOLE       N/A       X     N/A    N/A
RAILWAY CO
CAREMARK RX INC         COMMON       141705103      38,484,000.00   1,200,000   SH     N/A    SOLE       N/A       X     N/A    N/A
CATERPILLAR INC         COMMON       149123101      22,526,000.00     280,000   SH     N/A    SOLE       N/A       X     N/A    N/A
CELGENE CORP            COMMON       151020104         324,108.00       5,566   SH     N/A    SOLE       N/A       X     N/A    N/A
CHEVRON TEXACO CORP     COMMON       166764100      24,138,000.00     450,000   SH     N/A    SOLE       N/A       X     N/A    N/A
COMPUTER ASSOC          COMMON       204912109      22,355,000.00     850,000   SH     N/A    SOLE       N/A       X     N/A    N/A
INTL INC
COSTCO WHOLESALE        COMMON       22160K105      21,170,100.00     510,000   SH     N/A    SOLE       N/A       X     N/A    N/A
CORP
COX COMMUNICATIONS      CLASS A      224044107      20,209,300.00     610,000   SH     N/A    SOLE       N/A       X     N/A    N/A
INC - CL A
CUMMINS INCORPORATED    COMMON       231021106      25,122,600.00     340,000   SH     N/A    SOLE       N/A       X     N/A    N/A
CURIS INC               COMMON       231269101          13,114.15       2,947   SH     N/A    SOLE       N/A       X     N/A    N/A
CYT RX                  COMMON NEW   232828301         258,982.00     150,571   SH     N/A    SOLE       N/A       X     N/A    N/A
D&B CORP                COMMON       26483E100      23,480,000.00     400,000   SH     N/A    SOLE       N/A       X     N/A    N/A
DEERE & COMPANY         COMMON       244199105      27,433,750.00     425,000   SH     N/A    SOLE       N/A       X     N/A    N/A
DISNEY WALT CO          COM DISNEY   254687106      33,734,800.00   1,496,000   SH     N/A    SOLE       N/A       X     N/A    N/A
EOG RESOURCES           COMMON       26875P101       8,231,250.00     125,000   SH     N/A    SOLE       N/A       X     N/A    N/A
EXXON MOBIL CORP        COMMON       30231G102      19,332,000.00     400,000   SH     N/A    SOLE       N/A       X     N/A    N/A
FIRST DATA              COMMON       319963104      35,235,000.00     810,000   SH     N/A    SOLE       N/A       X     N/A    N/A
CORPORATION
FOX ENTERTAINMENT       CLASS A      35138T107      22,192,000.00     800,000   SH     N/A    SOLE       N/A       X     N/A    N/A
GROUP INC-A
FREEPORT-MCMORAN        CLASS B      35671D857      24,300,000.00     600,000   SH     N/A    SOLE       N/A       X     N/A    N/A
COPPER & GOLD INC
GENAISSANCE             COMMON       36867W105          11,377.00       3,589   SH     N/A    SOLE       N/A       X     N/A    N/A
PHARMACEUTICALS
GRANT PRIDECO INC       COMMON       38821G101      11,781,750.00     575,000   SH     N/A    SOLE       N/A       X     N/A    N/A
GUIDANT CORP            COMMON       401698105      16,510,000.00     250,000   SH     N/A    SOLE       N/A       X     N/A    N/A
HARRAH'S                COMMON       413619107      39,735,000.00     750,000   SH     N/A    SOLE       N/A       X     N/A    N/A
ENTERTAINMENT INC
HEALTH MANAGEMENT       CLASS A      421933102      23,494,500.00   1,150,000   SH     N/A    SOLE       N/A       X     N/A    N/A
ASSOCIATES INC-A
INTEL CORP              COMMON       458140100      23,069,000.00   1,150,000   SH     N/A    SOLE       N/A       X     N/A    N/A
INTERNATIONAL           COMMON       460377104      67,400,000.00   2,000,000   SH     N/A    SOLE       N/A       X     N/A    N/A
STEEL GROUP
JP MORGAN               COMMON       46625H100      21,851,500.00     550,000   SH     N/A    SOLE       N/A       X     N/A    N/A
CHASE & CO
LEHMAN BROTHERS         COMMON       524908100       6,377,600.00      80,000   SH     N/A    SOLE       N/A       X     N/A    N/A
HOLDINGS INC
LEXICON GENETICS        COMMON       528872104         548,163.00      83,181   SH     N/A    SOLE       N/A       X     N/A    N/A
LIGAND PHARMACEUTICAL   CLASS B      53220K207          69,569.00       6,943   SH     N/A    SOLE       N/A       X     N/A    N/A
INC
LOCKHEED MARTIN         COMMON       539830109      22,869,800.00     410,000   SH     N/A    SOLE       N/A       X     N/A    N/A
CORP
MBNA CORPORATION        COMMON       55262L100      21,672,000.00     860,000   SH     N/A    SOLE       N/A       X     N/A    N/A
MEDTRONIC INC           COMMON       585055106      20,760,000.00     400,000   SH     N/A    SOLE       N/A       X     N/A    N/A
NORTEL NETWORKS         COMMON       656568102      14,450,000.00   4,250,000   SH     N/A    SOLE       N/A       X     N/A    N/A
CORP
OMNICOM GROUP INC       COMMON       681919106      29,224,000.00     400,000   SH     N/A    SOLE       N/A       X     N/A    N/A
OPENWAVE SYSTEMS INC    COMMON NEW   683718308       2,646,000.00     300,000   SH     N/A    SOLE       N/A       X     N/A    N/A
PEABODY ENERGY CORP     COMMON       704549104      24,990,000.00     420,000   SH     N/A    SOLE       N/A       X     N/A    N/A
PFIZER INC              COMMON       717081103      30,906,000.00   1,010,000   SH     N/A    SOLE       N/A       X     N/A    N/A
PIONEER NATURAL         COMMON       723787107      12,930,000.00     375,000   SH     N/A    SOLE       N/A       X     N/A    N/A
RESOURCES CO
QUALCOMM INC            COMMON       747525103      32,208,000.00     825,000   SH     N/A    SOLE       N/A       X     N/A    N/A
QUEST DIAGNOSTICS       COMMON       74834L100      36,170,200.00     410,000   SH     N/A    SOLE       N/A       X     N/A    N/A
INC
REGAL ENTERTAINMENT     CLASS A      758766109      22,920,000.00   1,200,000   SH     N/A    SOLE       N/A       X     N/A    N/A
GROUP
SCHLUMBERGER LTD        COMMON       806857108      33,655,000.00     500,000   SH     N/A    SOLE       N/A       X     N/A    N/A
SLM CORP                COMMON       78442P106      42,370,000.00     950,000   SH     N/A    SOLE       N/A       X     N/A    N/A
SPDR TRUST SERIES 1     UNIT SER 1   78462F103      22,352,000.00     200,000   SH     N/A    SOLE       N/A       X     N/A    N/A
SPRINT CORPORATION      COM FON      852061100      42,273,000.00   2,100,000   SH     N/A    SOLE       N/A       X     N/A    N/A
(FON GROUP)
TAIWAN SEMICONDUCTOR    SPONSORED    874039100      24,990,000.00   3,500,000   SH     N/A    SOLE       N/A       X     N/A    N/A
MANUFACTURING CO.       ADR
TIME WARNER INC         COMMON       887317105      21,789,000.00   1,350,000   SH     N/A    SOLE       N/A       X     N/A    N/A
TJX COMPANIES INC       COMMON       872540109      22,040,000.00   1,000,000   SH     N/A    SOLE       N/A       X     N/A    N/A
VODAFONE GROUP          SPONSORED    92857W100      28,932,000.00   1,200,000   SH     N/A    SOLE       N/A       X     N/A    N/A
PLC-SP ADR              ADR
YUM! BRANDS INC         COMMON       988498101      24,396,000.00     600,000   SH     N/A    SOLE       N/A       X     N/A    N/A

                                                 1,355,481,990.15
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